Report of the directors financial review risk report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	$ 2,895,153	$ 2,694,960
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,022,105	988,399
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,529	108,462
Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	778,050	690,477
Loan and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	757,030	669,499
Loan and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,179	20,391
Loan and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	837	583
Loan and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	4
Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,796	17,425
Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,815	15,905
Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,790	1,354
Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	191	166
Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	218,320	182,089
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,022,105	988,399
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,529	108,462
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	965,673	890,197
Debt instruments measured at amortised cost | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	200,825	158,644
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	922,567	892,232
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,251	108,332
Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	963,615	888,415
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,260	78,618
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,018	17,292
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	260	257
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	278	130
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,835	1,640
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	217	142
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6	0
Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,385	386,370
Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	390,733	385,476
Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	652	894
Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	2,907,516	2,706,154
Gross carrying amount | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	778,417	690,792
Gross carrying amount | Loan and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	757,187	669,648
Gross carrying amount | Loan and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,282	20,488
Gross carrying amount | Loan and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	944	652
Gross carrying amount | Loan and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	4
Gross carrying amount | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,884	17,476
Gross carrying amount | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,825	15,913
Gross carrying amount | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,802	1,371
Gross carrying amount | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	257	192
Gross carrying amount | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,907,516	2,706,154
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,033,846	999,091
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,539	108,469
Gross carrying amount | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	965,830	890,326
Gross carrying amount | Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,771,827	2,575,821
Gross carrying amount | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	923,849	893,433
Gross carrying amount | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,258	108,336
Gross carrying amount | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	963,708	888,491
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	109,875	104,578
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,468	25,418
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	346	337
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,657	80,936
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,004	24,389
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	336	333
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	280	132
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	1
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,854	1,651
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262	184
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6	0
Gross carrying amount | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,414	386,400
Gross carrying amount | Debt instruments at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	386,831	383,568
Gross carrying amount | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	390,760	385,504
Gross carrying amount | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	654	896
Gross carrying amount | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	2,006,725	1,838,884
Gross carrying amount | Strong | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	499,711	441,740
Gross carrying amount | Strong | Loan and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	496,331	437,973
Gross carrying amount | Strong | Loan and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,380	3,767
Gross carrying amount | Strong | Loan and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Strong | Loan and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Strong | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,444	7,436
Gross carrying amount | Strong | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,386	7,430
Gross carrying amount | Strong | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	58	6
Gross carrying amount | Strong | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Strong | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	563,194	545,487
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	99,313	97,524
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	836,063	746,697
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	554,004	540,253
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	99,183	97,426
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	835,833	746,536
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,190	5,234
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	130	98
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230	161
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	378,827	375,950
Gross carrying amount | Strong | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	378,772	375,894
Gross carrying amount | Strong | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55	56
Gross carrying amount | Strong | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	496,136	467,312
Gross carrying amount | Good | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	168,705	146,923
Gross carrying amount | Good | Loan and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	164,590	143,849
Gross carrying amount | Good | Loan and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,115	3,074
Gross carrying amount | Good | Loan and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Good | Loan and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Good | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,931	4,145
Gross carrying amount | Good | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,785	4,040
Gross carrying amount | Good | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	146	105
Gross carrying amount | Good | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Good | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	224,358	215,781
Gross carrying amount | Good | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,991	6,222
Gross carrying amount | Good | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,151	94,241
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	203,968	194,680
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,972	6,215
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	92,403	93,759
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,390	21,101
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	7
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	748	482
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,847	2,592
Gross carrying amount | Good | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,839	2,592
Gross carrying amount | Good | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	0
Gross carrying amount | Good | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	347,288	341,861
Gross carrying amount | Satisfactory | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	100,155	91,400
Gross carrying amount | Satisfactory | Loan and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	91,296	82,145
Gross carrying amount | Satisfactory | Loan and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,859	9,255
Gross carrying amount | Satisfactory | Loan and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Satisfactory | Loan and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Satisfactory | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,668	5,144
Gross carrying amount | Satisfactory | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,514	4,351
Gross carrying amount | Satisfactory | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,154	793
Gross carrying amount | Satisfactory | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Satisfactory | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	200,344	191,839
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,162	4,613
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,959	48,865
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	160,189	152,578
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,033	4,608
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,200	48,121
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39,962	39,068
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193	193
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	129	5
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	759	744
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,534	7,572
Gross carrying amount | Satisfactory | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,085	7,015
Gross carrying amount | Satisfactory | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	449	557
Gross carrying amount | Satisfactory | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	31,746	32,535
Gross carrying amount | Sub-standard | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,898	10,073
Gross carrying amount | Sub-standard | Loan and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,970	5,681
Gross carrying amount | Sub-standard | Loan and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,928	4,392
Gross carrying amount | Sub-standard | Loan and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Sub-standard | Loan and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Sub-standard | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	584	559
Gross carrying amount | Sub-standard | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	140	92
Gross carrying amount | Sub-standard | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	444	467
Gross carrying amount | Sub-standard | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Sub-standard | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,803	21,455
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72	109
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	389	339
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,688	5,922
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70	87
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	272	75
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,115	15,533
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	22
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	117	264
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	206	286
Gross carrying amount | Sub-standard | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64	3
Gross carrying amount | Sub-standard | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	142	283
Gross carrying amount | Sub-standard | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	25,621	25,562
Gross carrying amount | Credit impaired | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	948	656
Gross carrying amount | Credit impaired | Loan and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Loan and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Loan and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	944	652
Gross carrying amount | Credit impaired | Loan and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	4
Gross carrying amount | Credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	257	192
Gross carrying amount | Credit impaired | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	257	192
Gross carrying amount | Credit impaired | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,147	24,529
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	1
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	268	184
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,004	24,389
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143	140
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	1
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262	184
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	(12,363)	(11,194)
Allowance for ECL | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(367)	(315)
Allowance for ECL | Loan and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(157)	(149)
Allowance for ECL | Loan and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(103)	(97)
Allowance for ECL | Loan and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(107)	(69)
Allowance for ECL | Loan and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(88)	(51)
Allowance for ECL | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(10)	(8)
Allowance for ECL | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(12)	(17)
Allowance for ECL | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(66)	(26)
Allowance for ECL | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,363)	(11,194)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,741)	(10,692)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	(7)
Allowance for ECL | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(157)	(129)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,549)	(1,438)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,282)	(1,201)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(4)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(93)	(76)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,533)	(2,445)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,205)	(7,235)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(76)	(76)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,397)	(2,318)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,986)	(7,097)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(76)	(76)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(1)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(19)	(11)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(45)	(42)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(29)	(30)
Allowance for ECL | Debt instruments at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(29)	(30)
Allowance for ECL | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(27)	(28)
Allowance for ECL | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Allowance for ECL | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0